Debt and other financial liabilities - Summary of long-term debt instruments (Detail) - 12 months ended Dec. 31, 2022 $ in Thousands	BRL (R$)	CLP ($)	USD ($)
Banco de Crédito e Inversiones
Debt Instrument [Line Items]
Principal amount		$ 500,000,000	$ 611
Interest rate	3.50%
Itaú Unibanco S.A. | Notes Payable To Banks One
Debt Instrument [Line Items]
Principal amount	R$ 17,200,000		3,255
Itaú Unibanco S.A. | Notes Payable To Banks One | CDI, Certificados de Depósitos Interbancários
Debt Instrument [Line Items]
Interest rate	4.00%
Itaú Unibanco S.A. | Notes Payable To Banks Two
Debt Instrument [Line Items]
Principal amount	R$ 3,000,000		$ 568
Itaú Unibanco S.A. | Notes Payable To Banks Two | CDI, Certificados de Depósitos Interbancários
Debt Instrument [Line Items]
Interest rate	4.00%